Stock warrants (Details) - Stock Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Number of Shares
Outstanding	505,000	505,000	131,250
Granted	578,880		131,250
Exercised			505,000
Outstanding	1,083,880	505,000	505,000
Weighted Average Exercise Price
Outstanding	$ 0.15	$ .15	$ .20
Granted	0.08		0.20
Exercised			.15
Outstanding	$ .15	$ 0.15	$ .15
Weighted Average Remaining contractual life
Granted	5 years		4 years
Outstanding	6 months	6 months	3 years 10 months 10 days